Segment Information	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
Segment Information
Note 23. Segment Information

In accordance with ASC 280, Segment Reporting, the Company has four reportable segments. Three of the Company’s segments are also those of Turning Point: (1) Smokeless products; (2) Smoking products; and (3) NewGen products. The Smokeless products segment (a) manufactures and markets moist snuff and (b) contracts for and markets chewing tobacco products. The Smoking products segment (a) markets cigarette papers, tubes, and related products; (b) markets and distributes finished cigars and MYO cigar wraps; and (c) processes, packages, markets, and distributes traditional pipe tobaccos. The NewGen products segment (a) markets and distributes e-cigarettes, e-liquids, vaporizers, and certain other products without tobacco and/or nicotine; (b) markets and distributes a wide assortment of vaping and CBD related products to non-traditional retail outlets via VaporBeast, Vapor Shark, Vapor Supply, IVG and Solace; and (c) markets and distributes a wide assortment of vapor and CBD related products to individual consumers via Vapor Shark and VaporFi branded retail outlets in addition to online platforms. Smokeless and Smoking products are distributed primarily through wholesale distributors in the United States while NewGen products are distributed primarily through e-commerce to non-traditional retail outlets in the United States.

As of February 13, 2020, as a result of the approval of the Order of Liquidation, the Company reclassified its Insurance segment to discontinued operations. See Note 3, “Discontinued Operations” for further information.

The Company also reports an Other segment, which includes the results of operations of SDI and Standard Outdoor and assets of the consolidated Company not assigned to the four reportable segments, including Turning Point deferred taxes, deferred financing fees, and investments in subsidiaries. Elimination includes the elimination of intercompany accounts between segments. The Company had no customer that accounted for more than 10% of net sales in 2019 or 2018.

The accounting policies of these segments are the same as those of the Company. Corporate costs of Turning Point are not directly charged to the three reportable segments in the ordinary course of operations. The Company evaluates the performance of its segments and allocates resources to them based on operating income.

The tables below present financial information about reported segments:

	For the year ended December 31,
	2019	2018

Revenues
Smokeless Products	$99,894	$90,031
Smoking Products	108,733	111,507
NewGen Products	153,362	131,145
Other(1)	2,818	2,445
Total	364,807	335,128

Operating Income (Loss)
Smokeless Products	35,978	28,920
Smoking Products	45,058	42,650
NewGen Products	(20,629)	6,752
Other(1)	(39,079)	(35,009)
Total	21,328	43,313

Interest expense	20,194	17,237
Interest and investment income	(2,749)	(736)
Loss on extinguishment of debt	2,267	2,384
Net periodic benefit (income) expense, excluding service cost	(4,961)	131
Income before income taxes	$6,577	$24,297

Capital Expenditures
Smokeless products	$2,823	$1,559
Smoking products	-	-
NewGen products	1,992	708
Other(1)	15	214
Total	$4,830	$2,481
Depreciation and amortization
Smokeless products	$1,608	$1,360
Smoking products	-	-
NewGen Products	2,481	1,750
Other(1)	1,535	1,312
Total	$5,624	$4,422

	As of December 31,
	2019	2018
Assets
Smokeless Products	$120,723	$99,441
Smoking Products	145,831	142,520
NewGen Products	90,899	95,397
Other (1)	119,645	32,416
Total	$477,098	$369,774

(1)
“Other” includes sales, operating income or assets that are not assigned to the other three reportable segments, such as sales, operating income or assets (including corporate cash) of SDI and Standard Outdoor, and Turning Point deferred taxes, deferred financing fees, and investments in subsidiaries. All goodwill has been allocated to reportable segments.

Revenue Disaggregation-Sales Channel

Revenues of the Smokeless and Smoking segments are primarily comprised of sales made to wholesalers while NewGen sales are made to business to business and business to consumer, both online and through Turning Point’s corporate retail stores. NewGen net sales are broken out by sales channel below.

	NewGen Segment For the year ended December 31,
(In thousands)	2019	2018
Business to business	$112,580	$105,736
Business to consumer	31,348	15,624
Business to consumer- corporate store	9,273	9,631
Other	161	154
Total	$153,362	$131,145

Net Sales - Domestic and Foreign

The following table shows a breakdown of consolidated net sales between domestic and foreign.

	For the year ended December 31,
	2019	2018
Domestic	$350,434	$319,491
Foreign	14,373	15,637
Total	$364,807	$335,128